Offerings - Offering: 1	Oct. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	2.77
Maximum Aggregate Offering Price	$ 2,770,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 382.54
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock which become issuable under the above-named plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock of Capstone Green Energy Holdings, Inc., a Delaware corporation (the "Registrant"). Pursuant to Rule 416(c) under the Securities Act, this registration statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Reflects the adoption and approval at the Company's 2025 annual meeting of stockholders on August 12, 2025 of an amendment to the Registrant's 2023 Equity Incentive Plan (the "Incentive Plan") to increase the amount of authorized shares of the Company's common stock ("Common Stock") issuable under the Incentive Plan to a total of 4,000,000 shares of Common Stock. Estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $2.77 per share, the average of the high and low prices of the Registrant's common stock on October 8, 2025 as reported on the OTCQX Market.